EMPLOYEE SEVERANCE BENEFITS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Contribution Plan Disclosure [Line Items]
Amount of severance payment expenses		$ 245	$ 343	$ 445
Contribution in connection with expected severance liabilities		$ 245	$ 293	$ 389
Insurance Companies [Member] | Subsequent Event [Member]
Defined Contribution Plan Disclosure [Line Items]
Contribution in connection with expected severance liabilities	$ 252